Revenues and other income - Summary of revenues (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues and other income
Recognition of non-refundable upfront payments and license fees			€ 52,753	€ 30,952
Milestone payments			28,567	25,920
Reimbursement income			558	107
Other revenues			5,705	3,945
Total revenue	€ 49,676	€ 26,933	€ 87,583	€ 60,925